Share-based payment plans - Equity settled SARs and DSUs - Valuation (Details) - Equity-settled SARs, RSUs and DSUs	12 Months Ended
Dec. 31, 2017
Minimum
Share-based payment plans
Risk-free interest rate	0.60%
Dividend yield	1.50%
Expected award lives	5 months
Volatility	17.00%
Maximum
Share-based payment plans
Risk-free interest rate	1.90%
Dividend yield	2.20%
Expected award lives	84 months
Volatility	25.00%